Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,354,000
Total Fee Amount	11,649.29
Total Offset Amount	0
Net Fee	$ 11,649.29
Offset Table N/A	N/A